Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
Basis of Preparation
2.	Basis of Preparation

(a)	Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

(b)	Basis of preparation

These consolidated financial statements have been prepared on an accrual basis, except for cash flow information, and are based on the historical cost, modified where applicable and related to the valuation of certain financial assets and financial liabilities to fair value.

(c)	Functional and presentation currency

The Company and its subsidiaries are measured using the currency of the primary economic environment in which each subsidiary operates - the functional currency. The Euro is the functional currency of RPK, Holigen and Cannahealth, Great British Pounds is the functional currency of Canmart and Canadian Dollars is the functional currency of 1371011 and Akanda while the United States Dollars is its reporting currency.

These consolidated financial statements are prepared and presented in United States Dollars (“USD” or “$”), which is the Company’s reporting currency. All financial information has been rounded to the nearest dollar except where indicated otherwise.

(d)	Use of estimates and judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates, judgements and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses during the year. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Areas in which management has made critical judgments in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements include the determination of the Company’s and its subsidiaries’ functional currencies. Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year is presented in the Company’s audited consolidated financial statements for the years ended December 31, 2024 and 2023:

●	Note 3(d): Estimates of variable consideration receivable from revenue from contracts with customers

●	Note 3(f): Estimates of the net realizable value of the Company’s inventories

●	Note 3(g): Estimates of the fair value of the Company’s biological assets

●	Note 3(h): Measurement and useful lives of the Company’s property, plant and equipment

●	Note 3(i): Measurement and useful lives of the Company’s intangible assets

●	Note 3(k): Estimates and assessment of the income tax assets/liabilities

●	Note 3(l): Estimates of the Company’s incremental borrowing rate used in the valuation of its leases